Supplemental Cash Flow Information (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Conversion of Stock [Line Items]
Cash and cash equivalents (Consolidated Balance Sheets)	$ 9,513	$ 518
Restricted cash included in prepaid expenses and other and other assets	179	13
Total cash, cash equivalents and restricted cash (Consolidated Statements of Cash Flows)	9,692	530	$ 996	$ 422
Cash paid for interest, net of capitalized interest	$ 610	171	182
Cash paid for income taxes, net of recoveries		$ 46	$ 58
Convertible | Common stock
Conversion of Stock [Line Items]
Shares issued (in shares)	151.2
Repurchase amount	$ 1,300